Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Unaudited condensed financial data by quarter
Unaudited condensed financial data by quarter for the years ended December 31, 2019 and 2018 is as follows (dollars, except per share data, in thousands):

	Quarter ended
	3/31/2019	6/30/2019	9/30/2019	12/31/2019
Interest Income	$9,031	$9,128	$9,641	$9,134
Interest Expense	1,774	2,009	2,291	2,237
Net Interest Income	7,257	7,119	7,350	6,897
Provision for Loan Losses	100	—	75	200
Net Interest Income After Provision for Loan Losses	7,157	7,119	7,275	6,697
Non-interest Income	2,196	2,492	2,408	2,000
Non-interest Expense	6,744	7,241	6,989	6,896
Income Before Income Tax	2,609	2,370	2,694	1,801
Provision for Income Taxes	520	486	475	199
Net Income	$2,089	$1,884	$2,219	$1,602
Basic Net Income Per Common Share	$0.71	$0.64	$0.75	$0.54
Diluted Net Income Per Common Share	$0.67	$0.61	$0.71	$0.51
Basic Weighted Average Shares Outstanding	2,954,515	2,955,650	2,956,156	2,956,600
Diluted Weighted Average Shares Outstanding	3,256,715	3,257,850	3,258,356	3,258,800

	Quarter ended
	3/31/2018	6/30/2018	9/30/2018	12/31/2018
Interest Income	$7,774	$8,029	$8,507	$8,763
Interest Expense	1,169	1,286	1,430	1,565
Net Interest Income	6,605	6,743	7,077	7,198
Provision For Loan Losses	—	—	150	775
Net Interest Income After Provision for Loan Losses	6,605	6,743	6,927	6,423
Non-interest Income	2,044	1,744	2,070	1,811
Non-interest Expense	6,519	6,240	6,418	6,413
Income Before Income Tax	2,130	2,247	2,579	1,821
Provision for Income Taxes	400	427	471	271
Net Income	$1,730	$1,820	$2,108	$1,550
Basic Net Income Per Common Share	$0.59	$0.62	$0.71	$0.52
Diluted Net Income Per Common Share	$0.56	$0.59	$0.68	$0.50
Basic Weighted Average Shares Outstanding	2,953,180	2,953,412	2,953,424	2,953,763
Diluted Weighted Average Shares Outstanding	3,257,532	3,257,017	3,256,624	3,256,963